Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets (current included in accounts receivable)
Other receivables	$ 1,007	$ 980
Current and non-current receivables	1,593	1,271
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	224	924
Trade payable	3,536	5,721
FEMSA and Subsidiaries
Assets (current included in accounts receivable)
Due from related party	634	624
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,380	454
The Coca-Cola Company
Assets (current included in accounts receivable)
Due from related party	820	509
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,444	3,513
Heineken Group
Assets (current included in accounts receivable)
Due from related party	139	133
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	488	830
Other Related Parties
Assets (current included in accounts receivable)
Due from related party	139	138
Other receivables	$ 0	$ 5